Retirement Benefit Plans	12 Months Ended
Dec. 31, 2023
Retirement Benefit Plans [Abstract]
Retirement benefit plans

NOTE 23: Retirement benefit plans

The Company operates defined contribution plans for all its qualifying employees. The assets of these plans are held separately from those of the Company in designated funds.

A total cost of $1.2 million in 2023 (2022: $724,000) represents contributions payable to these plans by the Company at rates specified in the rules of the plans.

The employees of the Company in Belgium are members of a state-managed retirement benefit plan operated by the government (i.e., legal pension) and are members of a bank-operated private pension plan. The Company is required to contribute a specified percentage of payroll costs to the retirement benefit plan to fund the benefits. The obligation of the Company with respect to the retirement benefit plan is to make the specified contributions.

Because the Company must guarantee the statutory minimum return on these plans, not all actuarial and investment risks relating to these plans are transferred to the insurance company or pension fund managing the plans. The Company has considered the potential impact of the employer’s obligation to guarantee a minimum return and that this was assessed not to be significant.